COMMITMENTS AND CONTINGENCIES (Tables)	9 Months Ended	12 Months Ended
	Nov. 30, 2023	Feb. 28, 2023
Commitments and Contingencies Disclosure [Abstract]
SCHEDULE OF MATURITY OF OPERATING LEASE LIABILITIES

Maturity of Lease Liabilities	Operating Leases
November 30, 2024	$229,016
November 30, 2025	207,558
November 30, 2026	207,558
November 30, 2027	207,558
November 30, 2028	207,558
November 30, 2029 and after	501,599
Total lease payments	1,560,847
Less: Interest	(450,015)
Present value of lease liabilities	$1,110,832

Maturity of Lease Liabilities	Operating Leases
February 28, 2024	$248,669
February 28, 2025	219,863
February 28, 2026	207,558
February 28, 2027	207,558
February 28, 2028	207,558
February 28, 2029 and after	657,268
Total lease payments	1,748,474
Less: Interest	(549,263)
Present value of lease liabilities	$1,199,211